OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
OTHER RECEIVABLES

NOTE 5 – OTHER RECEIVABLES

At September 30, 2015 and December 31, 2014, the Company reported other receivables of $465,795 and $82,615, respectively, including an allowance for doubtful receivables of $129,214 and $118,873.

The balances of other receivables as of September 30, 2015 and December 31, 2014 included the following:

	September 30, 2015	December 31, 2014
	(Unaudited)
Construction deposit	$40,168	$24,436
Subsidy receivable	46,893	48,538
Loan receivables	94,432	97,744
Deposit for equipment purchase	314,772	—
Others	98,744	30,770
	595,009	201,488
Less: allowance for doubtful accounts	(129,214)	(118,873)
	$465,795	$82,615

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $14,820 and $0 for the nine months ended September 30, 2015 and 2014.

NOTE 5 – OTHER RECEIVABLES

At December 31, 2014 and 2013, the Company reported other receivables of $82,615 and $76,184, respectively, including an allowance for doubtful receivables of $118,873 and $98,193.

The balances of other receivables as of December 31, 2014 and 2013 included the following:

	December 31,
	2014	2013
Construction deposit	$24,436	$8,183
Subsidy receivable	48,538	48,761
Loan receivables	97,744	114,559
Others	30,770	2,874
	201,488	174,377
Less: allowance for doubtful accounts	(118,873)	(98,193)
	$82,615	$76,184

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $21,113 and $0 for the years ended December 31, 2014 and 2013.